Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	NextEra Energy, Inc. Common Stock, $.01 par value
Amount Registered | shares	4,000,000,000
Maximum Aggregate Offering Price	$ 4,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,400.00
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement No. 333-278184, which was filed on March 22, 2024, in accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended.